FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS, Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Financial liabilities based on contractual undiscounted payments [Abstract]
Trade payables		$ 36,166	$ 32,484
Other payables and accruals		33,570	32,151
Amounts due to related party		3,380	33
Borrowings		38,000	23,000
Lease liabilities		103,737	86,701
Financial liabilities		214,853	174,369
Trade payables, carrying amount		36,166	32,484
Other payables and accruals, carrying amount		33,570	32,151
Amounts due to a related party, carrying amount		3,380	33
Borrowings, carrying amount		37,828	22,618
Lease liabilities, carrying amount	[1]	79,362	70,211
Financial liabilities, carrying amount		190,306	157,497
Within 1 Year or on Demand [Member]
Financial liabilities based on contractual undiscounted payments [Abstract]
Trade payables		36,166	32,484
Other payables and accruals		33,570	32,151
Amounts due to related party		3,380	33
Borrowings		0	0
Lease liabilities		8,254	7,835
Financial liabilities		81,370	72,503
More than 1 Year but Less than 2 Years [Member]
Financial liabilities based on contractual undiscounted payments [Abstract]
Trade payables		0	0
Other payables and accruals		0	0
Amounts due to related party		0	0
Borrowings		23,000	23,000
Lease liabilities		8,722	7,787
Financial liabilities		31,722	30,787
More than 2 Year but Less than 5 Years [Member]
Financial liabilities based on contractual undiscounted payments [Abstract]
Trade payables		0	0
Other payables and accruals		0	0
Amounts due to related party		0	0
Borrowings		15,000	0
Lease liabilities		26,085	22,217
Financial liabilities		41,085	22,217
More than 5 Years [Member]
Financial liabilities based on contractual undiscounted payments [Abstract]
Trade payables		0	0
Other payables and accruals		0	0
Amounts due to related party		0	0
Borrowings		0	0
Lease liabilities		60,676	48,862
Financial liabilities		$ 60,676	$ 48,862

[1]	Lease liabilities in amount of approximately US$4.0 million and US$4.6 million was related to the leasehold land included in the investment properties as of June 30, 2024 and December 31, 2023. See Note 15.